Columbia Select Small Cap Value Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Automobile Components 1.8%
Visteon Corp.(a)	80,830	7,009,578
Hotels, Restaurants & Leisure 4.3%
Six Flags Entertainment Corp.	200,460	8,814,226
Texas Roadhouse, Inc.	43,226	7,957,474
Total		16,771,700
Household Durables 2.1%
KB Home	138,666	8,458,626
Textiles, Apparel & Luxury Goods 2.5%
Kontoor Brands, Inc.	152,684	9,930,567
Total Consumer Discretionary		42,170,471
Consumer Staples 2.3%
Food Products 2.3%
Nomad Foods Ltd.	484,744	9,161,662
Total Consumer Staples		9,161,662
Energy 5.7%
Energy Equipment & Services 1.8%
Patterson-UTI Energy, Inc.	821,053	6,822,950
Oil, Gas & Consumable Fuels 3.9%
Murphy Oil Corp.	175,479	4,648,439
PBF Energy, Inc., Class A	219,647	4,707,035
SM Energy Co.	185,228	6,058,808
Total		15,414,282
Total Energy		22,237,232
Financials 32.7%
Banks 15.4%
Atlantic Union Bankshares Corp.	253,470	9,041,275
Axos Financial, Inc.(a)	199,488	13,325,798
OceanFirst Financial Corp.	395,364	7,120,506
Pacific Premier Bancorp, Inc.	376,583	8,996,568
Popular, Inc.	100,793	10,122,641
Stock Yards Bancorp, Inc.	165,856	12,084,268
Total		60,691,056
Capital Markets 1.9%
Lazard, Inc.	146,648	7,354,397
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
PROG Holdings, Inc.	160,624	4,556,903
Financial Services 4.4%
I3 Verticals, Inc.(a)	274,763	7,124,605
Radian Group, Inc.	310,222	10,209,406
Total		17,334,011
Insurance 9.9%
CNO Financial Group, Inc.	247,712	10,327,113
Hanover Insurance Group, Inc. (The)	57,344	9,778,872
Kemper Corp.	161,165	10,891,531
Skyward Specialty Insurance Group, Inc.(a)	150,782	7,843,680
Total		38,841,196
Total Financials		128,777,563
Health Care 7.2%
Biotechnology 0.9%
Cytokinetics, Inc.(a)	74,187	3,412,602
Health Care Equipment & Supplies 4.0%
CONMED Corp.	88,851	5,257,314
Integer Holdings Corp.(a)	35,095	4,323,704
LivaNova PLC(a)	145,285	6,048,214
Total		15,629,232
Health Care Providers & Services 1.7%
Tenet Healthcare Corp.(a)	52,886	6,694,839
Pharmaceuticals 0.6%
Ligand Pharmaceuticals, Inc.(a)	21,363	2,611,199
Total Health Care		28,347,872
Industrials 14.0%
Aerospace & Defense 1.9%
Kratos Defense & Security Solutions, Inc.(a)	282,717	7,460,902
Building Products 1.8%
Zurn Elkay Water Solutions Corp.	204,128	7,232,255
Construction & Engineering 2.3%
Primoris Services Corp.	125,155	8,978,620

Columbia Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.0%
Fluence Energy, Inc.(a)	311,963	1,784,428
Regal Rexnord Corp.	47,879	6,195,543
Total		7,979,971
Ground Transportation 2.0%
Knight-Swift Transportation Holdings, Inc.	158,535	7,996,505
Machinery 2.1%
Atmus Filtration Technologies, Inc.	201,964	8,038,167
Professional Services 1.9%
Alight, Inc., Class A	1,101,620	7,524,065
Total Industrials		55,210,485
Information Technology 8.3%
Communications Equipment 4.5%
Extreme Networks, Inc.(a)	467,507	7,222,983
Viavi Solutions, Inc.(a)	916,758	10,249,355
Total		17,472,338
Semiconductors & Semiconductor Equipment 3.8%
Kulicke & Soffa Industries, Inc.	124,486	4,764,079
MACOM Technology Solutions Holdings, Inc.(a)	88,582	10,245,394
Total		15,009,473
Total Information Technology		32,481,811
Materials 6.4%
Chemicals 3.1%
Chemours Co. LLC (The)	358,120	5,353,894
Minerals Technologies, Inc.	99,569	6,844,373
Total		12,198,267
Containers & Packaging 1.4%
O-I Glass, Inc.(a)	471,360	5,406,499
Metals & Mining 1.9%
ATI, Inc.(a)	130,294	7,577,899
Total Materials		25,182,665
Real Estate 7.9%
Health Care REITs 1.6%
Sabra Health Care REIT, Inc.	389,954	6,477,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.8%
Apple Hospitality REIT, Inc.	483,223	7,156,533
Industrial REITs 1.2%
First Industrial Realty Trust, Inc.	81,389	4,645,684
Specialized REITs 3.3%
Gaming and Leisure Properties, Inc.	93,785	4,703,318
Outfront Media, Inc.	437,686	8,140,959
Total		12,844,277
Total Real Estate		31,123,630
Utilities 2.7%
Electric Utilities 2.7%
Portland General Electric Co.	234,518	10,513,442
Total Utilities		10,513,442
Total Common Stocks (Cost $291,090,091)		385,206,833

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(e),(f)	8,393,759	8,392,919
Total Money Market Funds (Cost $8,391,930)		8,392,919
Total Investments in Securities (Cost: $299,482,021)		393,599,752
Other Assets & Liabilities, Net		90,101
Net Assets		393,689,853
Columbia Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 28, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	3,025,062	42,225,168	(36,857,927)	616	8,392,919	59	161,368	8,393,759
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Small Cap Value Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT218_05_R01_(04/25)